Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2021		$ 227,674	$ 13,647	$ 145	$ 90,644	$ (4)
Statement Line Items [Line Items]
Purchased and cancelled during the period		0
Stock-based compensation (note 9)				620
Adjustment for purchased and cancelled common shares					0
Net income (loss)	$ 10,509				10,509
Dividends paid on common and preferred shares					(1,868)
Other comprehensive income (loss)						47
Balance, end of the period at Apr. 30, 2022	341,414	227,674	241,321	765	99,285	43
Balance at Jan. 31, 2022		227,674	13,647	341	95,276	13
Statement Line Items [Line Items]
Purchased and cancelled during the period		0
Stock-based compensation (note 9)				424
Adjustment for purchased and cancelled common shares					0
Net income (loss)	4,943				4,943
Dividends paid on common and preferred shares					(934)
Other comprehensive income (loss)						30
Balance, end of the period at Apr. 30, 2022	341,414	227,674	241,321	765	99,285	43
Balance at Oct. 31, 2022	350,675	225,982	13,647	1,612	109,335	99
Statement Line Items [Line Items]
Purchased and cancelled during the period	(12,600)	(10,749)
Stock-based compensation (note 9)				535
Adjustment for purchased and cancelled common shares					(1,809)
Net income (loss)	19,680				19,680
Dividends paid on common and preferred shares					(1,808)
Other comprehensive income (loss)						(5)
Balance, end of the period at Apr. 30, 2023	356,519	215,233	228,880	2,147	125,398	94
Balance at Jan. 31, 2023		218,865	13,647	1,955	116,638	72
Statement Line Items [Line Items]
Purchased and cancelled during the period	(4,200)	(3,632)
Stock-based compensation (note 9)				192
Adjustment for purchased and cancelled common shares					(605)
Net income (loss)	10,263				10,263
Dividends paid on common and preferred shares					(898)
Other comprehensive income (loss)						22
Balance, end of the period at Apr. 30, 2023	$ 356,519	$ 215,233	$ 228,880	$ 2,147	$ 125,398	$ 94